Long Term Debt - Consolidated Debt Obligations (Detail) - USD ($) $ in Thousands		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt		$ 2,498,045		$ 2,378,413		$ 1,663,217
MRD [Member]
Debt Instrument [Line Items]
Long-term debt		744,000		783,000		871,150
MRD [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility		144,000		183,000
MRD [Member] | PIK notes [Member]
Debt Instrument [Line Items]
Senior Notes						350,000
MRD [Member] | Senior Pik Toggle Notes Unamortized Discounts [Member]
Debt Instrument [Line Items]
Unamortized discounts						(6,950)
MRD [Member] | 5.875% Senior Unsecured Notes Due July 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	[1]	600,000		600,000	[2]
MRD [Member] | WildHorse Resources, LLC [Member] | 1.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility						203,100
MRD [Member] | WildHorse Resources, LLC [Member] | 325.0 Million Lien Term Facility [Member]
Debt Instrument [Line Items]
Credit facility						325,000
MEMP [Member]
Debt Instrument [Line Items]
Unamortized discounts		(15,945)		(16,587)		(10,933)
Long-term debt		1,754,045		1,595,413		792,067
MEMP [Member] | 2.0 billion revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility		573,000		412,000		103,000
MEMP [Member] | 7.625% senior unsecured notes, due May 2021 ("2021 Senior Notes") [Member]
Debt Instrument [Line Items]
Senior Notes		700,000	[3]	700,000	[3],[4]	$ 700,000	[4]
MEMP [Member] | 6.875% Senior Unsecured Notes Due August 2022 ("2022 Senior Notes") [Member]
Debt Instrument [Line Items]
Senior Notes	[5]	$ 496,990		$ 500,000	[6]

[1]	The estimated fair value of this fixed-rate debt was $564.0 million and $534.0 million at March 31, 2015 and December 31, 2014, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[2]	The estimated fair value of this fixed-rate debt was $534.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[3]	The estimated fair value of this fixed-rate debt was $640.5 million and $563.5 million at March 31, 2015 and December 31, 2014, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[4]	The estimated fair value of this fixed-rate debt was $563.5 million and $721.0 million at December 31, 2014 and 2013, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[5]	The estimated fair value of this fixed-rate debt was $437.4 million and $380.0 million at March 31, 2015 and December 31, 2014, respectively. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.
[6]	The estimated fair value of this fixed-rate debt was $380.0 million at December 31, 2014. The estimated fair value is based on quoted market prices and is classified as Level 2 within the fair value hierarchy.